Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31, 2017, 2016 and 2015, respectively:

	Years Ended December 31,
	2017	2016	2015
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,247,293,388	1,177,693,383	852,088,530
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	1,247,293,388	1,177,693,383	852,088,530

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Years Ended December 31,
	2017	2016	2015
Total share options	89,611,998	79,372,198	61,362,198
Total warrants-equity classified	399,160	1,782,246	1,782,246
Total warrants-liability classified	-	5,806,280	5,806,280
Total share options and warrants	90,011,158	86,960,724	68,950,724